DERIVATIVE CONTRACTS AND COLLATERALIZED INDEBTEDNESS - Narrative (Details)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2017 USD ($)	Apr. 30, 2017 USD ($) $ / shares shares	Jan. 31, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) instrument	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($) instrument	Dec. 31, 2016 USD ($) instrument shares
Derivative [Line Items]
Document Period End Date						Sep. 30, 2017
Gain (loss) on investments, net				$ (18,900,000)	$ 24,833,000	$ 169,888,000	$ 83,467,000	$ 141,896,000
Shares related to monetization contracts (in shares) | shares			5,337,750			21,477,618		5,337,750
Notes payable | Notes related to derivative contracts
Derivative [Line Items]
Long-term debt		$ 111,657,000
Discount on notes		$ 46,864,000
Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative liability				224,663,000		$ 224,663,000		$ 91,981,000
Put-Call Options
Derivative [Line Items]
Derivative assets, collateral				45,000,000		45,000,000
Realized loss on settlement of derivative				24,039,000
Loss on derivative contracts				72,365,000
Put-Call Options | Subsequent Event
Derivative [Line Items]
Loss on derivative contracts	$ 25,000,000
Interest Rate Swap
Derivative [Line Items]
Amount of gain (loss) recognized				$ 1,051,000		$ 12,539,000		$ 72,961,000
Interest Rate Swap | Not Designated as Hedging Instruments
Derivative [Line Items]
Number of derivative instruments held | instrument					2		2	2
Interest Rate Swap, Conversion, Tranche One | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount					$ 750,000,000		$ 750,000,000	$ 750,000,000
Derivative, fixed interest rate				1.6655%		1.6655%		1.6655%
Interest Rate Swap, Conversion, Tranche Two | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative notional amount					$ 750,000,000		$ 750,000,000	$ 750,000,000
Derivative, fixed interest rate				1.68%		1.68%		1.68%
Prepaid forward contracts
Derivative [Line Items]
Realized loss on settlement of derivative								$ 53,696,000
Amount of gain (loss) recognized				$ 55,602,000		$ (81,905,000)
Monetization contract
Derivative [Line Items]
Shares related to monetization contracts (in shares) | shares		32,153,118
Maximum hedge price at which downside protection is provided (in dollars per share) | $ / shares		$ 35.47
Maximum hedge price at which upside benefit is provided (in dollars per share) | $ / shares		$ 44.72
Fair value of derivative contracts, net		$ 64,793,000
Liabilities under derivative contracts, current | Put-Call Options | Not Designated as Hedging Instruments
Derivative [Line Items]
Derivative liability				$ 48,326,000		$ 48,326,000		$ 0